Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Number of Offices	7
Number of Operating Segments	1
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Excluding Accrued Interest	$ 0
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss	$ 620,000	$ 628,000
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable	Interest Receivable
Federal Home Loan Bank Stock	$ 2,255,000	$ 1,040,000
Restricted Investments	2,300,000	1,085,000
Impairment of Investments in Federal Home Loan Bank Stock	0	0
Financing Receivable, Accrued Interest, after Allowance for Credit Loss	1,179,000	967,000
Other Real Estate	0	56,000
Servicing Liability	54,863,000	55,080,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic (in shares) | shares	1,858,500	1,854,900
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable	Interest Receivable
Postemployment Retirement Benefits [Member]
Liability, Defined Benefit Plan	$ 843,000	$ 838,000
Pension and Other Postretirement Benefits Expense (Reversal of Expense), Noncash	5,000	123,000
Other Correspondent Banks [Member]
Restricted Investments	$ 45,000	$ 45,000